ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
ACCOUNTS PAYABLE
10.	ACCOUNTS PAYABLE

The following is an aged analysis of accounts payable presented based on payment due date:

	December 31,
	2013	2012
Within 30 days	$8,429	$10,786
31-60 days	341	1,157
61-90 days	478	1,289
Over 90 days	577	513

	$9,825	$13,745